ANNUAL REPORT
                                  MAY 31, 2001

                                  DOW JONESSM
                               ISLAMIC INDEX FUND

                          DOW JONES ISLAMIC INDEX FUND

June 30, 2001

Dear Shareholders:

Assalamu Alaykum (greetings of peace).

Studies show that investing in equities over long periods of time has been rewarding. Over time, stocks have outperformed bonds, money markets and other types of investments and they have stayed ahead of inflation. However, the ride is bumpy and riddled with periods of declines, which vary in length and degree. The reward is usually best realized by long-term investors who persevere and ride out the ups and downs of the market. Predicting when a downturn or an upturn has run its course and basing investments on that (timing the market) is counterproductive most of the time. Those who try to predict the market often sell equities and go to cash too early or too late. Then, by the time a market timer realizes that an upward phase in stocks is underway, they often miss a significant portion of that upturn.

Investing based on Islamic principles helps in several ways. By avoiding bonds the Muslim investor can seek to realize the higher returns of stocks historically obtained over long periods of time. Likewise, shunning money market instruments can help avoid market timing, as going to "cash" is associated with acquiring interest-bearing securities. However, this sound approach requires discipline and steadiness. It is not easy to adhere to such a course while the market is declining especially when the decline is above average or prolonged. Of course, with their increased potential of rewards, stocks have increased risks over bonds and money market instruments.

Alhamdulilah (thank God), your Fund has successfully completed its first year of operation. It was a year that witnessed significant decline in the stock market. This decline however does not change the sound principles illustrated above which we believe will serve the investor well in the long term, inshaa Allah (God willing). One of the main elements in reducing risk in stock investing is diversification. Your Fund is well diversified spreading its investments over 350 stocks representing a wide variety of sectors and industries and only avoiding those not compatible with Islamic investing. The Fund's performance has generally tracked the Dow Jones Islamic Market USA Index*<F1>, with the Fund's objective being to seek to match the performance of the Index. Limiting the expenses contributed to the tracking between the Fund and the Index.

The Dow Jones Islamic Index Fund (Class K) declined 25.02% from inception on June 30, 2000 through May 31, 2001, tracking the return of the Dow Jones Islamic Market USA Index which went down 24.19%*<F1>. The Dow Jones Islamic Index Fund (Class M) declined 8.14% from inception on February 15, 2001 through May 31, 2001, also tracking the return of the Index which declined 7.65%*<F1> in the same period. The difference in performance between the Fund and the Index can be attributed to expenses and slight differences in asset allocations.

While the Fund does not have long-term performance to show yet, one might look at the Dow Jones Islamic Market USA Index**<F2> to assess the impact of adherence to Islamic principles. That Index had an average annual total return of 16.87%**<F2> in the last five calendar years, ahead of the Dow, the S&P 500, and the Russell 2000, which returned 16.06%*<F1>, 16.48%*<F1>, and 8.88%*<F1>
respectively. Clearly, investors have not compromised performance in adhering to Islamic principles.

Investing in the Dow Jones Islamic Index Fund provides diversification, convenience, relatively low cost and adherence to Islamic principles. In closing, I want to thank you for your trust and confidence in the Dow Jones Islamic Index Fund.

Respectfully,

/s/Bassam Osman

Dr. Bassam Osman
President

 *<F1> The Dow Jones Islamic Market USA Index, the Dow Jones Industrial Average, the Standard & Poor's 500 Index, and the Russell 2000 Index are unmanaged portfolios that can not be invested in directly and their performance as shown here does not reflect dividends reinvested.
**<F2> Please note that the historical performance shown is the performance of the Index not the Fund and is not intended to predict or suggest the return that might be experienced if you invest in the Fund.

                          DOW JONES ISLAMIC INDEX FUND

                                    CLASS K
                              Total Rate of Return
                       For the Period Ended May 31, 2001

                 Dow Jones Islamic        Dow Jones Islamic       Russell 3000
    Date        Index Fund - Class K       Market USA Index       Growth Index
    ----        --------------------       ----------------       ------------
  6/30/2000           $10,000                  $10,000              $10,000
  7/31/2000            $9,693                   $9,705               $9,552
  8/31/2000           $10,148                  $10,191              $10,426
  9/30/2000            $9,277                   $9,365               $9,471
 10/31/2000            $9,247                   $9,318               $9,000
 11/30/2000            $8,417                   $8,493               $7,653
 12/31/2000            $8,308                   $8,426               $7,456
  1/31/2001            $8,536                   $8,600               $7,977
  2/28/2001            $7,497                   $7,567               $6,641
  3/31/2001            $6,874                   $6,953               $5,927
  4/30/2001            $7,557                   $7,651               $6,675
  5/31/2001            $7,497                   $7,581               $6,596

The market conditions during which the Fund operated in its first year involved a decline in equity prices. As the Fund invests in a broadbase of equities, its share price declined accordingly.

This chart assumes an initial investment of $10,000 made on June 30, 2000 (SEC effective date). Performance reflects fee waivers in effect. In the absence of fee waivers, the total return would have been reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

As of the fiscal period ended May 31, 2001, the Dow Jones Islamic Index Fund has chosen to use the Russell 3000 Growth Index as the comparison benchmark. In addition, the Fund, whose purpose is to seek to match the performance of the Dow Jones Islamic Market USA Index, has included that Index's performance.

JUNE 30, 2000 THROUGH MAY 31, 2001                SINCE SEC EFFECTIVE DATE
----------------------------------                ------------------------
Dow Jones Islamic Index Fund - Class K                    (25.02)%
Dow Jones Islamic Market USA Index*<F3>                   (24.19)%
Russell 3000 Growth**<F4>                                 (34.03)%

 *<F3> The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by the Shari'ah Supervisory Board of Dow Jones to be in compliance with Islamic principles. The Index is constructed from stocks in the Dow Jones Indexes (DJGI) family. Dow Jones believes that these stocks are accessible to investors and are well traded. The DJGI methodology removes issues that are not suitable for global investing. The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.
**<F4> The Russell 3000 Growth Index takes the largest 3,000 U.S. companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.

                          DOW JONES ISLAMIC INDEX FUND

                                    CLASS M
                              Total Rate of Return
                       For the Period Ended May 31, 2001

                 Dow Jones Islamic        Dow Jones Islamic       Russell 3000
    Date        Index Fund - Class M       Market USA Index       Growth Index
    ----        --------------------       ----------------       ------------
  2/15/2001           $10,000                  $10,000              $10,000
  2/28/2001            $9,210                   $9,218               $8,838
  3/31/2001            $8,433                   $8,471               $7,888
  4/30/2001            $9,271                   $9,321               $8,883
  5/31/2001            $9,186                   $9,235               $8,778

The market conditions during which the Fund operated in its first year involved a decline in equity prices. As the Fund invests in a broadbase of equities, its share price declined accordingly.

This chart assumes an initial investment of $10,000 made on February 15, 2001 (class inception). Performance reflects fee waivers in effect. In the absence of fee waivers, the total return would have been reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

As of the fiscal period ended May 31, 2001, the Dow Jones Islamic Index Fund has chosen to use the Russell 3000 Growth Index as the comparison benchmark. In addition, the Fund, whose purpose is to seek to match the performance of the Dow Jones Islamic Market USA Index, has included that Index's performance.

FEBRUARY 15, 2001 THROUGH MAY 31, 2001           SINCE CLASS INCEPTION DATE
--------------------------------------           --------------------------
Dow Jones Islamic Index Fund - Class M                    (8.14)%
Dow Jones Islamic Market USA Index*<F5>                   (7.65)%
Russell 3000 Growth Index**<F6>                          (12.23)%

 *<F5> The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by the Shari'ah Supervisory Board of Dow Jones to be in compliance with Islamic principles. The Index is constructed from stocks in the Dow Jones Indexes (DJGI) family. Dow Jones believes that these stocks are accessible to investors and are well traded. The DJGI methodology removes issues that are not suitable for global investing. The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.
**<F6> The Russell 3000 Growth Index takes the largest 3,000 U.S. companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.

                          DOW JONES ISLAMIC INDEX FUND
                            SCHEDULE OF INVESTMENTS
                                  May 31, 2001

NUMBER OF                                                             MARKET
  SHARES                                                              VALUE
---------                                                             ------
COMMON STOCK - 99.7%

ADVANCED INDUSTRIAL - 0.8%
    800     Agilent Technologies, Inc.*<F7>                        $    26,832
    500     Danaher Corporation                                         31,490
    500     Diebold, Inc.                                               15,290
    500     Newport Corporation                                         16,115
    500     Pall Corporation                                            11,550
    750     Symbol Technologies, Inc.                                   19,237
    500     Tekelec*<F7>                                                16,735
    500     Waters Corporation*<F7>                                     24,840
                                                                   -----------
                                                                       162,089
                                                                   -----------

ADVANCED MEDICAL
  DEVELOPMENT - 1.4%
    600     Biomet, Inc.                                                26,802
    700     Guidant Corporation*                                        26,285
  4,400     Medtronic, Inc.                                            189,112
    500     MiniMed, Inc.*<F7>                                          23,385
    500     St. Jude Medical, Inc.                                      30,760
                                                                   -----------
                                                                       296,344
                                                                   -----------

AEROSPACE - 0.7%
  1,700     United Technologies
              Corporation                                              141,627
                                                                   -----------

ALUMINUM - 0.7%
  3,200     Alcoa, Inc.                                                138,080
                                                                   -----------

AUTO PARTS - 0.2%
  2,000     Delphi Automotive
              Systems Corporation                                       29,400
    600     Genuine Parts Company                                       17,142
                                                                   -----------
                                                                        46,542
                                                                   -----------

BIOTECHNOLOGY - 3.0%
    500     Abgenix, Inc.*<F7>                                          19,930
  3,700     Amgen, Inc.*<F7>                                           245,606
  1,100     Applera Corporation -
              Applied Biosystems Group                                  33,836
    500     Biogen, Inc.*<F7>                                           30,155
    500     Bio-Technology
              General Corporation*<F7>                                   5,950
    500     COR Therapeutics, Inc.*<F7>                                 17,340
    500     Celgene Corporation*<F7>                                    14,185
    500     Chiron Corporation*<F7>                                     25,785
    500     Genentech, Inc.*<F7>                                        25,025
    500     Gilead Sciences, Inc.*<F7>                                  25,875
    500     IDEC Pharmaceuticals
              Corporation*<F7>                                          30,800
    500     ImClone Systems, Inc.*<F7>                                  24,825
    800     Immunex Corporation*<F7>                                    12,640
    500     Immunomedics, Inc.*<F7>                                      7,995
    500     Medarex, Inc.*<F7>                                          13,800
    500     MedImmune, Inc.*<F7>                                        19,935
    500     Quintiles Transnational
              Corporation*<F7>                                           9,525
    500     Scios, Inc.*<F7>                                            11,460
    500     SICOR, Inc.*<F7>                                             8,590
    500     Vertex Pharmaceuticals, Inc.*<F7>                           21,970
    500     XOMA, Ltd.*<F7>                                              6,360
                                                                   -----------
                                                                       611,587
                                                                   -----------

BUILDING MATERIALS - 0.2%
    700     Masco Corporation                                           16,352
    500     The Sherwin-Williams
              Company                                                   10,670
    500     Vulcan Materials Company                                    27,040
                                                                   -----------
                                                                        54,062
                                                                   -----------

CHEMICALS - 1.6%
    500     Avery Dennison Corporation                                  29,240
  2,200     The Dow Chemical Company                                    78,782
  3,800     E. I. du Pont de Nemours
              and Company                                              176,320
    500     Ecolab, Inc.                                                20,440
    500     Sigma-Aldrich Corporation                                   23,810
                                                                   -----------
                                                                       328,592
                                                                   -----------

COAL - 0.1%
    500     Massey Energy Company                                       11,650
                                                                   -----------

COMMUNICATIONS
  TECHNOLOGY - 6.2%
  2,200     ADC
              Telecommunications, Inc.*<F7>                             16,896
    500     Andrew Corporation*<F7>                                      8,610
    966     Avaya, Inc.*<F7>                                            15,649
  1,000     CIENA Corporation*<F7>                                      54,150
 21,500     Cisco Systems, Inc.*<F7>                                   414,090
  3,300     Corning, Inc.                                               62,436
    500     DMC Stratex
              Networks, Inc.*<F7>                                        2,825
    500     Echelon Corporation*<F7>                                    10,575
    500     Extreme Networks, Inc.*<F7>                                 14,800
    500     Finisar Corporation*<F7>                                     7,525
    500     Foundry Networks, Inc.*<F7>                                  8,775
  3,700     JDS Uniphase Corporation*<F7>                               61,827
  1,000     Juniper Networks, Inc.*<F7>                                 42,530
 12,500     Lucent Technologies, Inc.                                   98,500
    294     McDATA Corporation -
              Class A*<F7>                                               7,456
  1,300     Metromedia Fiber
              Network, Inc.*<F7>                                         5,226
  7,800     Motorola, Inc.                                             114,660
    500     New Focus, Inc.*<F7>                                         4,995
    500     ONI Systems Corporation*<F7>                                15,520
    500     Plantronics, Inc.*<F7>                                      10,840
    500     Polycom, Inc.*<F7>                                          12,400
  2,300     QUALCOMM, Inc.*<F7>                                        139,702
    500     Redback Networks, Inc.*<F7>                                  7,220
    500     Scientific-Atlanta, Inc.                                    26,255
    500     SonicWALL, Inc.*<F7>                                         8,230
    500     Sonus Networks, Inc.*<F7>                                   12,880
    600     Sycamore Networks, Inc.*<F7>                                 6,078
  1,300     Tellabs, Inc.*<F7>                                          44,213
  1,200     3Com Corporation*<F7>                                        6,672
    500     TyCom, Ltd.*<F7>                                             8,900
    600     VeriSign, Inc.*<F7>                                         33,900
                                                                   -----------
                                                                     1,284,335
                                                                   -----------

COMPUTERS - 7.5%
    500     Advanced Digital Information
              Corporation*<F7>                                           9,115
    500     Brocade Communications
              Systems, Inc.*<F7>                                        19,500
  6,200     Compaq Computer Corporation                                 99,138
    500     Computer Network
              Technology Corporation*<F7>                                4,430
  7,400     Dell Computer Corporation*<F7>                             180,264
  7,000     EMC Corporation *<F7>                                      221,200
  1,200     Gateway, Inc.*<F7>                                          20,040
    500     Handspring, Inc.*<F7>                                        4,405
  5,400     Hewlett-Packard Company                                    158,328
    500     InFocus Corporation*<F7>                                     8,450
  5,400     International Business
              Machines Corporation (IBM)                               603,720
  2,000     Palm, Inc.*<F7>                                             11,260
    500     SanDisk Corporation*<F7>                                    11,725
 10,600     Sun Microsystems, Inc.*<F7>                                174,582
  1,100     Unisys Corporation*<F7>                                     13,134
                                                                   -----------
                                                                     1,539,291
                                                                   -----------

CONSUMER SERVICES  - 0.4%
    500     Apollo Group, Inc.*<F7>                                     16,995
    500     eBay, Inc.*<F7>                                             30,260
    500     GoTo.com, Inc.*<F7>                                         11,180
    500     Ticketmaster Class B*<F7>                                    7,025
  1,000     Yahoo!, Inc.*<F7>                                           18,110
                                                                   -----------
                                                                        83,570
                                                                   -----------

COSMETICS - 1.1%
    800     Avon Products, Inc.                                         35,008
  1,500     Colgate-Palmolive Company                                   84,960
  3,000     The Gillette Company                                        86,790
    500     International Flavors &
              Fragrances, Inc.                                          13,125
                                                                   -----------
                                                                       219,883
                                                                   -----------

ELECTRICAL COMPONENT - 0.9%
    500     APW Ltd.*<F7>                                                4,565
    500     AVX Corporation                                              9,350
    700     American Power
              Conversion Corporation*<F7>                               11,368
    500     Cooper Industries, Inc.                                     19,015
    500     Gemstar-TV Guide
              International, Inc.*<F7>                                  18,185
    500     Jabil Circuit, Inc.*<F7>                                    14,690
    500     Molex, Inc.                                                 17,560
    500     Molex, Inc. - Class A                                       13,575
    500     Power-One, Inc.*<F7>                                        10,220
    500     Sawtek, Inc.*<F7>                                            9,975
  2,200     Solectron Corporation*<F7>                                  47,454
                                                                   -----------
                                                                       175,957
                                                                   -----------

ENTERTAINMENT - 0.6%
    500     Callaway Golf Company                                       11,355
  1,000     Eastman Kodak Company                                       47,330
    500     Electronic Arts, Inc.*<F7>                                  29,445
    700     Harley-Davidson, Inc.                                       32,879
                                                                   -----------
                                                                       121,009
                                                                   -----------

FIXED LINE COMMUNICATION - 6.0%
    500     Allegiance Telecom, Inc.*<F7>                                7,720
  1,000     ALLTEL Corporation                                          57,990
  5,000     BellSouth Corporation                                      206,150
  2,586     Deutsche Telekom AG ADR(1)<F8>                              54,309
  1,500     McLeodUSA, Inc.*<F7>                                         6,915
  6,000     Qwest Communications
              International Inc.*<F7>                                  220,440
 10,400     SBC Communications, Inc.                                   447,720
  2,300     Sprint Corporation                                          46,713
  8,900     WorldCom, Inc.*<F7>                                        158,776
                                                                   -----------
                                                                     1,206,733
                                                                   -----------

FOOD & BEVERAGE - 3.0%
  6,500     The Coca-Cola Company                                      308,100
    500     Hershey Foods Corporation                                   30,320
  1,000     Kellogg Company                                             26,720
    500     Lancaster Colony Corporation                                15,520
    500     McCormick & Company, Inc.                                   20,200
  4,400     PepsiCo, Inc.                                              196,944
  1,000     Ralston Purina Group                                        30,990
                                                                   -----------
                                                                       628,794
                                                                   -----------

FURNISHINGS - 0.3%
    500     Ethan Allen Interiors, Inc.                                 18,355
    300     Herman Miller, Inc.                                          8,088
    700     Leggett & Platt, Inc.                                       15,344
  1,100     Newell Rubbermaid, Inc.                                     27,797
                                                                   -----------
                                                                        69,584
                                                                   -----------

HEALTHCARE PROVIDERS - 0.6%
  1,100     Health Management
              Associates, Inc.*<F7>                                     19,536
    500     Lincare Holdings, Inc.*<F7>                                 29,020
    500     Renal Care Group, Inc.*<F8>                                 14,235
  1,200     United Health Group, Inc.                                   69,000
                                                                   -----------
                                                                       131,791
                                                                   -----------

HEAVY CONSTRUCTION - 0.0%
    500     Dycom Industries, Inc.*<F7>                                  8,100
                                                                   -----------

HOUSEHOLD PRODUCTS - 2.0%
    500     Blyth, Inc.                                                 12,285
  2,000     Kimberly-Clark Corporation                                 120,900
  4,300     The Procter &
              Gamble Company                                           276,232
    300     The Stanley Works                                           11,400
                                                                   -----------
                                                                       420,817
                                                                   -----------

INDUSTRIAL - DIVERSIFIED - 4.0%
    500     Capstone Turbine Corporation*<F7>                           16,435
    700     Dover Corporation                                           29,673
  1,600     Emerson Electric Company                                   108,336
  1,100     Illinois Tool Works, Inc.                                   75,306
    500     Kaydon Corporation                                          12,920
    500     The Manitowoc Company, Inc.                                 13,915
  1,500     Minnesota Mining and
              Manufacturing Company                                    177,870
    500     Parker-Hannifin Corporation                                 24,155
    700     Rockwell International
              Corporation                                               32,900
    500     Roper Industries, Inc.                                      20,540
  5,300     Tyco International, Ltd.                                   304,485
                                                                   -----------
                                                                       816,535
                                                                   -----------

INDUSTRIAL SERVICES - 3.6%
    500     Akamai Technologies, Inc*<F7>                                5,165
    100     Arbitron, Inc.*<F7>                                          2,580
  2,000     Automatic Data
              Processing, Inc.                                         107,480
    500     CSG Systems
              International, Inc.*<F7>                                  30,135
    500     Catalina Marketing
              Corporation*<F7>                                          16,700
    500     Ceridian Corporation*<F7>                                    9,550
    500     CIBER, Inc.*<F7>                                             3,325
    500     Cintas Corporation                                          23,320
    600     Computer Sciences
              Corporation*<F7>                                          25,194
    600     Concord EFS, Inc.*<F7>                                      30,420
    500     Convergys Corporation*<F7>                                  20,550
    500     Copart, Inc.*<F7>                                           12,000
    500     DST Systems, Inc.*<F7>                                      26,575
    500     Deluxe Corporation                                          13,855
    500     Dendrite International, Inc.*<F7>                            5,010
  1,700     Electronic Data Systems
              Corporation                                              104,125
    700     Exodus Communications, Inc.*<F7>                             5,551
  1,000     First Data Corporation                                      65,610
    500     Getty Images, Inc.*<F7>                                     13,950
  1,100     IMS Health, Inc.                                            31,878
    500     Macrovision Corporation*<F7>                                25,845
    500     MedQuist, Inc.*<F7>                                         12,725
    500     Moody's Corporation                                         16,040
    500     The New Dun &
              Bradstreet Corporation*<F7>                               13,490
  1,200     Paychex, Inc.                                               46,116
    500     PurchasePro.com, Inc.*<F7>                                     865
  1,000     Quanta Services, Inc.*<F7>                                  33,880
    500     Robert Half International, Inc.*<F7>                        14,100
    500     Storage Networks, Inc.*<F7>                                  8,575
  1,000     WebMD Corporation*<F7>                                       6,810
                                                                   -----------
                                                                       731,419
                                                                   -----------

MEDICAL SUPPLIES - 2.0%
  4,600     Abbott Laboratories                                        239,108
  1,800     Baxter International, Inc.                                  88,884
  1,000     Becton, Dickinson
              and Company                                               34,330
    500     Cytyc Corporation*<F7>                                      10,900
    500     Patterson Dental Company*<F7>                               17,060
    500     Sybron Dental
              Specialties, Inc.*<F7>                                    10,400
    500     Techne Corporation*<F7>                                     16,505
                                                                   -----------
                                                                       417,187
                                                                   -----------

OIL COMPANIES - 7.0%
  1,900     Chevron Corporation                                        182,495
 10,600     Exxon Mobil Corporation                                    940,750
    500     Murphy Oil Corporation                                      42,025
  1,000     Phillips Petroleum Company                                  64,740
  2,000     Texaco, Inc.                                               142,800
    500     Tom Brown, Inc.*<F7>                                        14,105
    500     Tosco Corporation                                           24,970
                                                                   -----------
                                                                     1,411,885
                                                                   -----------

OIL DRILLING - 1.1%
  1,200     Anadarko Petroleum
              Corporation                                               75,132
    500     ENSCO International, Inc.                                   16,105
    500     Nabors Industries, Inc.*<F7>                                25,425
    500     Noble Drilling Corporation*<F7>                             21,350
    500     Rowan Companies, Inc.*<F7>                                  14,965
    500     Santa Fe International
              Corporation                                               18,440
  1,100     Transocean Sedco Forex, Inc.                                58,795
                                                                   -----------
                                                                       230,212
                                                                   -----------

OILFIELD EQUIPMENT - 1.6%
    500     BJ Services Company*<F7>                                    37,500
    500     Cooper Cameron Corporation*<F7>                             34,640
  1,600     Halliburton Company                                         74,784
    500     Hanover Compressor
              Company*<F7>                                              18,495
    500     National-Oilwell, Inc.*<F7>                                 17,250
  2,000     Schlumberger Limited                                       126,060
    500     Weatherford
              International, Inc.*<F7>                                  28,185
                                                                   -----------
                                                                       336,914
                                                                   -----------

PHARMACEUTICALS - 15.4%
    500     Allergan, Inc.                                              44,850
  4,800     American Home Products
              Corporation                                              303,840
  6,200     Bristol-Myers
              Squibb Company                                           336,288
  3,000     Eli Lilly and Company                                      254,100
    500     Forest Laboratories, Inc.*<F7>                              37,030
    500     Incyte Genomics, Inc.*<F7>                                  10,610
    500     Inhale Therapeutic
              Systems, Inc.*<F7>                                        14,020
    625     IVAX Corporation                                            21,063
  4,100     Johnson & Johnson                                          397,495
  7,000     Merck & Co., Inc.                                          510,930
    600     Mylan Laboratories, Inc.                                    19,086
    500     NPS Pharmaceuticals, Inc.*<F7>                              15,950
 18,500     Pfizer, Inc.                                               793,465
  3,500     Pharmacia Corporation                                      169,960
  5,400     Schering-Plough Corporation                                226,530
    500     Sepracor, Inc.*<F7>                                         16,660
                                                                   -----------
                                                                     3,171,877
                                                                   -----------

PUBLISHING - 0.6%
    500     Dow Jones & Company, Inc.                                   27,875
    500     John Wiley & Sons, Inc.                                     10,100
    600     The McGraw-Hill
              Companies, Inc.                                           38,484
    500     The New York
              Times Company                                             21,045
    500     The Reader's Digest
              Association, Inc.                                         14,605
                                                                   -----------
                                                                       112,109
                                                                   -----------

REAL ESTATE - 0.1%
    500     HomeStore.com, Inc.*<F7>                                    14,225
    500     Public Storage, Inc.                                        13,810
                                                                   -----------
                                                                        28,035
                                                                   -----------

RETAILERS - 1.8%
    500     Abercrombie & Fitch Co.*<F7>                                20,615
  1,800     The Gap, Inc.                                               55,800
  1,200     Kohl's Corporation*<F7>                                     73,860
  1,600     The Limited, Inc.                                           26,080
    500     Nordstrom, Inc.                                              9,265
  1,100     The TJX Companies, Inc.                                     36,806
  3,200     Target Corporation                                         120,960
    500     Tiffany & Company                                           17,290
                                                                   -----------
                                                                       360,676
                                                                   -----------

RETAILERS - DRUG BASED - 1.7%
  1,400     CVS Corporation                                             76,860
  1,650     Cardinal Health, Inc.                                      118,784
  1,100     McKesson HBOC, Inc.                                         38,027
    500     Priority Healthcare
              Corporation Class B*<F7>                                  17,290
  2,500     Walgreen Company                                           100,475
                                                                   -----------
                                                                       351,436
                                                                   -----------

RETAILERS - SPECIALTY - 2.9%
  1,000     Bed Bath & Beyond, Inc.*<F7>                                29,570
    500     Big Lots, Inc.*<F7>                                          6,490
    700     Circuit City Stores-Circuit
              City Group                                                10,507
    500     Dollar Tree Stores, Inc.*<F7>                               12,890
  6,700     The Home Depot, Inc.                                       330,243
  1,400     Lowe's Companies, Inc.                                      97,342
  1,200     Office Depot, Inc.*<F7>                                     10,968
    700     RadioShack Corporation                                      19,061
  1,700     Staples, Inc.*<F7>                                          24,650
  1,400     Starbucks Corporation*<F7>                                  27,328
    500     Williams-Sonoma, Inc.*<F7>                                  16,840
                                                                   -----------
                                                                       585,889
                                                                   -----------

SECURITIES BROKERS - 0.0%
    500     Safeguard Scientifics, Inc.*<F7>                             3,045
                                                                   -----------

SEMICONDUCTORS - 7.6%
    500     Alpha Industries, Inc.*<F7>                                 11,000
  1,300     Altera Corporation*<F7>                                     31,200
    500     Amkor Technology, Inc.*<F7>                                  9,765
  1,000     Analog Devices, Inc.*<F7>                                   44,550
  2,900     Applied Materials, Inc.*<F7>                               144,797
  1,000     Applied Micro Circuits
              Corporation*<F7>                                          18,070
  1,000     Atmel Corporation*<F7>                                      11,100
    600     Axcelis Technologies, Inc.*<F7>                              8,916
    500     Broadcom Corporation*<F7>                                   16,630
    500     Credence Systems
              Corporation*<F7>                                          10,690
    500     Cree, Inc.*<F7>                                             14,350
    500     Cypress Semiconductor
              Corporation*<F7>                                          10,575
    500     GlobeSpan, Inc.*<F7>                                         7,140
    500     Integrated Device
              Technology, Inc.*<F7>                                     18,320
 19,000     Intel Corporation                                          513,190
    600     KLA-Tencor Corporation*<F7>                                 30,972
  1,000     LSI Logic Corporation*<F7>                                  18,310
    500     Lattice Semiconductor
              Corporation*<F7>                                          10,880
  1,000     Linear Technology
              Corporation                                               48,000
    500     Lulicke and Soffa
              Industries, Inc.*<F7>                                      7,400
  1,000     Maxim Integrated
              Products, Inc.*<F7>                                       51,020
    500     Microchip Technology, Inc.*<F7>                             11,475
  1,900     Micron Technology, Inc.                                     71,250
    500     NVIDIA Corporation*<F7>                                     42,805
    500     Novellus Systems, Inc.*<F7>                                 23,950
    500     PMC-Sierra, Inc.*<F7>                                       15,650
    500     Qlogic Corporation*<F7>                                     25,505
    500     RF Micro Devices, Inc.*<F7>                                 13,040
    500     Rambus, Inc.*<F7>                                            5,500
    500     Silicon Storage
              Technology, Inc.*<F7>                                      4,955
    500     Teradyne, Inc.*<F7>                                         19,925
  6,000     Texas Instruments, Inc.                                    204,720
    600     TranSwitch Corporation*<F7>                                  7,560
    600     TriQuint Semiconductor, Inc.*<F7>                           10,584
    500     Virata Corporation*<F7>                                      5,125
    600     Vitesse Semiconductor
              Corporation*<F7>                                          14,826
  1,000     Xilinx, Inc.*<F7>                                           41,250
                                                                   -----------
                                                                     1,554,995
                                                                   -----------

TECHNOLOGY - SOFTWARE - 9.1%
    800     Adobe Systems, Inc.                                         31,816
    500     Amdocs Limited*<F7>                                         30,900
  1,000     Ariba, Inc.*<F7>                                             5,710
    500     Art Technology Group, Inc.*<F7>                              4,295
  1,200     BEA Systems, Inc.*<F7>                                      43,056
    900     BMC Software, Inc.*<F7>                                     21,510
  1,000     BroadVision, Inc.*<F7>                                       6,310
  1,100     Cadence Design Systems, Inc.*<F7>                           23,265
    500     Check Point Software
              Technologies, Ltd.*<F7>                                   26,930
    600     Citrix Systems, Inc.*<F7>                                   14,340
    600     Commerce One, Inc.*<F7>                                      4,008
    500     Documentum, Inc.*<F7>                                        6,990
    500     E.piphany, Inc.*<F7>                                         6,275
  1,000     i2 Technologies, Inc.*<F7>                                  20,080
    500     Informatica Corporation*<F7>                                 9,355
    800     Informix Corporation*<F7>                                    3,760
    600     Inktomi Corporation*<F7>                                     6,000
    500     Interwoven, Inc.*<F7>                                        9,055
    500     J.D. Edwards & Company*<F7>                                  5,400
    500     Keane, Inc.*<F7>                                             9,455
    500     Legato Systems, Inc.*<F7>                                    7,475
    500     Macromedia, Inc.*<F7>                                       11,140
    500     Manugistics Group, Inc.*<F7>                                17,955
    500     Mentor Graphics Corporation*<F7>                            13,150
    500     Mercury Interactive
              Corporation*<F7>                                          29,620
    500     Micromuse, Inc.*<F7>                                        19,050
 14,000     Microsoft Corporation*<F7>                                 968,520
  1,200     Novell, Inc.*<F7>                                            5,436
    500     Openwave Systems, Inc.*<F7>                                 19,165
 13,100     Oracle Corporation*<F7>                                    200,430
  1,000     Parametric Technology
              Corporation*<F7>                                          11,900
  1,000     PeopleSoft, Inc.*<F7>                                       40,350
    500     Peregrine Systems, Inc.*<F7>                                13,845
    600     RealNetworks, Inc.*<F7>                                      6,606
    500     Sapient Corporation*<F7>                                     4,785
    500     SeeBeyond Technology
              Corporation*<F7>                                           6,525
  1,200     Siebel Systems, Inc.*<F7>                                   54,432
    500     SunGard Data Systems, Inc.*<F7>                             29,740
    500     TIBCO Software, Inc.*<F7>                                    6,900
  1,300     VERITAS Software
              Corporation*<F7>                                          85,683
  1,000     Vignette Corporation*<F7>                                    8,180
    500     Wind River Systems, Inc.*<F7>                               11,260
                                                                   -----------
                                                                     1,860,657
                                                                   -----------

TEXTILES - 0.3%
    500     Nautica Enterprises, Inc.*<F7>                              10,225
    600     NIKE, Inc. Class B                                          24,660
    500     V.F. Corporation                                            20,680
                                                                   -----------
                                                                        55,565
                                                                   -----------

TRANSPORTATION - 0.2%
  1,100     FedEx Corporation*<F7>                                      44,000
    500     Werner Enterprises, Inc.                                     9,930
                                                                   -----------
                                                                        53,930
                                                                   -----------

UTILITIES - 1.0%
    700     Dynegy, Inc.                                                34,510
  2,600     Enron Corporation                                          137,566
  1,000     The Montana Power
              Company*<F7>                                              12,800
                                                                   -----------
                                                                       184,876
                                                                   -----------

WIRELESS COMMUNICATION - 2.4%
    500     American Tower Corporation                                  12,370
    500     InterDigital Communications
              Corporation*<F7>                                           6,950
    500     Powerwave
              Technologies, Inc.*<F7>                                    6,800
    500     TeleCorp PCS, Inc.*<F7>                                      8,490
    500     Telephone and Data
              Systems, Inc.                                             52,750
  7,300     Verizon Communications, Inc.                               400,405
                                                                   -----------
                                                                       487,765
                                                                   -----------
            Total Common Stock
              (Cost $24,152,068)                                    20,435,444
                                                                   -----------
            Assets, Less Other
              Liabilities - 0.3%                                        65,866
                                                                   -----------
            TOTAL NET ASSETS 100.0%                                $20,501,310
                                                                   -----------
                                                                   -----------

  *<F7>   Non Income Producing
(1)<F8> On May 31, 2001 VoiceStream Wireless Corporation ("VoiceStream") was acquired by Deutsche Telekom AG ADR ("Deutsche Telekom"). The Fund received 3.668 shares of Deutsche Telekom and $15.9062 for each share of VoiceStream held. As Deutsche Telekom is not a component of the Dow Jones Islamic Market USA Index, these shares were sold
          June 6, 2001.
    ADR   American Depositary Receipt

                     See notes to the financial statements.

                          DOW JONES ISLAMIC INDEX FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                  May 31, 2001

ASSETS
Investments in securities, at market (Cost: $24,152,068)           $20,435,444
Cash                                                                    27,179
Dividends receivable                                                    24,645
Receivable from Advisor                                                    670
Prepaid expenses                                                        41,663
Other assets                                                            11,214
                                                                   -----------
     TOTAL ASSETS                                                   20,540,815
                                                                   -----------

LIABILITIES
Accrued expenses                                                        39,505
                                                                   -----------
     TOTAL LIABILITIES                                                  39,505
                                                                   -----------
     NET ASSETS                                                    $20,501,310
                                                                   -----------
                                                                   -----------

NET ASSETS CONSIST OF
Paid in capital                                                    $25,397,149
Undistributed net investment income                                     14,727
Accumulated net realized loss on investments                        (1,193,942)
Unrealized depreciation on investments                              (3,716,624)
                                                                   -----------
     NET ASSETS                                                    $20,501,310
                                                                   -----------
                                                                   -----------

CLASS K
Net assets                                                         $20,496,716
Shares of capital stock outstanding; unlimited number
  of shares authorized, no par value                                 2,704,953
                                                                   -----------
     NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE      $      7.58
                                                                   -----------
                                                                   -----------

CLASS M
Net assets                                                         $     4,594
Shares of capital stock outstanding; unlimited number
  of shares authorized, no par value                                       608
                                                                   -----------
     NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE      $      7.56
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

                          DOW JONES ISLAMIC INDEX FUND
                            STATEMENT OF OPERATIONS

                                                             FOR THE PERIOD
                                                          JUNE 29, 2000(1)<F9>
                                                             TO MAY 31, 2001
                                                             ---------------
INVESTMENT INCOME:
     Dividends                                                $   174,846
                                                              -----------

EXPENSES:
     Investment advisory fees                                     133,425
     Shareholder servicing and accounting fees                     67,176
     Administration fees                                           35,280
     License fees                                                  33,412
     Professional fees                                             31,920
     Registration fees                                             30,660
     Custody fees                                                   7,580
     Miscellaneous expenses                                        11,709
                                                              -----------
          TOTAL EXPENSES                                          351,162
          Less fees reimbursed by Advisor                        (191,043)
                                                              -----------
          NET EXPENSES                                            160,119
                                                              -----------
NET INVESTMENT INCOME                                              14,727
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments                               (1,193,942)
Net unrealized depreciation during the year                    (3,716,624)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                (4,910,566)
                                                              -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                    $(4,895,839)
                                                              -----------
                                                              -----------

(1)<F9>   Commencement of operations.

                     See notes to the financial statements.

                          DOW JONES ISLAMIC INDEX FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE PERIOD
                                                          JUNE 29, 2000(1)<F10>
                                                             TO MAY 31, 2001
                                                             ---------------
OPERATIONS
Net investment income                                         $    14,727
Net realized loss on investments                               (1,193,942)
Net unrealized depreciation during the year                    (3,716,624)
                                                              -----------
     CHANGE IN NET ASSETS FROM OPERATIONS                      (4,895,839)
                                                              -----------

CAPITAL TRANSACTIONS (NOTE 4)
Shares sold                                                    25,356,435
Shares redeemed                                                   (59,286)
                                                              -----------
     INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS          25,297,149
                                                              -----------
     TOTAL INCREASE IN NET ASSETS                              20,401,310
NET ASSETS AT BEGINNING OF PERIOD                                 100,000
                                                              -----------
NET ASSETS AT END OF PERIOD (INCLUDING ACCUMULATED
  UNDISTRIBUTED NET INVESTMENT INCOME OF $14,727)             $20,501,310
                                                              -----------
                                                              -----------

(1)<F10>  Commencement of operations.

                     See notes to the financial statements.

                          DOW JONES ISLAMIC INDEX FUND
                              FINANCIAL HIGHLIGHTS
           Selected data for each share of capital stock outstanding

                                                                              FOR THE PERIOD                FOR THE PERIOD
                                                                          JUNE 29, 2000(1)<F11>       FEBRUARY 15, 2001(1)<F11>
                                                                             TO MAY 31, 2001               TO MAY 31, 2001
                                                                                 CLASS K                       CLASS M
                                                                          ---------------------       -------------------------
NET ASSET VALUE
     Beginning of period                                                          $10.00                         $8.23
                                                                                  ------                         -----

OPERATIONS
     Net investment income                                                          0.01                         (0.01)
     Net realized and unrealized loss on investments                               (2.43)                        (0.66)
                                                                                  ------                         -----
          TOTAL FROM OPERATIONS                                                    (2.42)                        (0.67)
                                                                                  ------                         -----

NET ASSET VALUE
     End of period                                                                $ 7.58                         $7.56
                                                                                  ------                         -----
                                                                                  ------                         -----

Total investment return                                                           (25.02)%(2)<F12>(5)<F15>       (8.14)%(2)<F12>

Net assets, end of period                                                    $20,496,716                        $4,594

RATIOS
     Expenses to average net assets(3)<F13>                                         0.90%(4)<F14>                 1.65%(4)<F14>
     Net investment income to average net assets(3)<F13>                            0.08%(4)<F14>(5)<F15>        (0.67)%(4)<F14>
     Portfolio turnover rate                                                          20%(2)<F12>                   20%(2)<F12>

(1)<F11>  Commencement of operations.
(2)<F12>  Not annualized.
(3)<F13> Without fees being reimbursed by the advisor, the ratio of expenses to average net assets would have been 1.97% and 2.75% for Class K and Class M, respectively and the ratio of net investment income to average net assets would have been (0.99)% and (1.78)% for Class K and Class M, respectively for the period ended May 31, 2001.
(4)<F14>  Annualized.
(5)<F15> The investment return for Class K was calculated using the date the Fund became effective with the SEC, June 30, 2000.

                     See notes to the financial statements.

                          DOW JONES ISLAMIC INDEX FUND
                       NOTES TO THE FINANCIAL STATEMENTS
                                  May 31, 2001

1.   ORGANIZATION

Allied Asset Advisors Funds (the "Trust"), an open-end management investment company, was organized as a Delaware business trust on January 14, 2000. The Trust currently offers one series of shares to investors, the Dow JonesSM Islamic Index Fund (the "Fund"), a diversified series of the Trust. Allied Asset Advisors, Inc. ("AAA"or the "Advisor"), a Delaware corporation, serves as an investment manager to the Fund.

The Trust is authorized to issue an unlimited number of shares without par value, of each series. The Trust currently offers two classes of shares of the
Fund: Class K and Class M. Class M shares are subject to a 12b-1 fee of 0.75% as described in the Fund's Class M prospectus. Each class of shares has identical rights and voting privileges except with respect to 12b-1 fees and voting rights on matters affecting a single class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

USE OF ESTIMATES: In preparing the financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

SECURITY VALUATION: Investment securities are carried at value determined using the following valuation methods:

o Equity securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.

o Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price. The Fund did not hold any such securities during the period.

o Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment advisor under direction of the Board of Trustees. The Fund did not hold any such securities during the period.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute all of its taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund intends to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains.
At May 31, 2001, the Fund had a capital loss carryforward of $1,071,309, which will expire on May 31, 2009. Net realized gains or losses may differ for financial reporting and tax reporting purposes as a result of deferral of losses relating to wash sale transactions.

Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

At May 31, 2001, the cost of investment securities for federal income tax purposes was $24,274,701. At May 31, 2001, unrealized appreciation and depreciation for federal income tax purposes was as follows:

  Appreciation                                   $ 1,882,901
  Depreciation                                    (5,722,158)
                                                 -----------
  Net unrealized depreciation
    on investments                               $(3,839,257)
                                                 -----------
                                                 -----------

OTHER: Security transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares except for distribution and service fees which are unique to Class M Shares. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

3.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an Investment Advisory Agreement (the "Agreement") with the Advisor, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.75% of the Fund's average net assets.

The Trust had a distribution agreement and servicing agreement with Rafferty Capital Management, Inc. (the "Distributor"). The Trust has adopted a Service and Distribution Plan whereby the Fund pays the Distributor servicing fees of up to 0.75% annually, calculated as a percentage of average daily net assets attributable to Class M shares. For the period ended May 31, 2001, the Fund recognized $9 of distribution fees, which are included in miscellaneous expenses in the statement of operations.

Trustees of the Fund serve without compensation but are reimbursed for expenses incurred in connection with attendance at Board Meetings. For the period ended May 31, 2001, the Fund recognized $196 of such expenses, which are included in miscellaneous expenses in the statement of operations.

If the aggregate annual operating expenses exceed 0.90% and 1.65% of average net assets for Class K and Class M shares respectively, the Advisor will waive or reimburse the Fund for the amount of such excess. Accordingly, for the period ended May 31, 2001, the Advisor has waived or reimbursed expenses of the Fund in the amount of $191,043.

4.   CAPITAL TRANSACTIONS

Transactions in Class K shares of the Fund for the period ended May 31, 2001, were as follows:

                               AMOUNT                SHARES
                               ------                ------
Shares sold                  $25,351,844           2,702,522
Shares redeemed                  (59,286)             (7,569)
                             -----------           ---------
Net increase                 $25,292,558           2,694,953
                             -----------           ---------
                             -----------           ---------

Transactions in Class M shares of the Fund for the period ended May 31, 2001, were as follows:

                               AMOUNT                SHARES
                               ------                ------
Shares sold                    $4,591                  608
Shares redeemed                    --                   --
                               ------                  ---
Net increase                   $4,591                  608
                               ------                  ---
                               ------                  ---

5.   SECURITIES TRANSACTIONS

During the period ended May 31, 2001, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $29,119,669 and $3,762,445, respectively.

                          DOW JONES ISLAMIC INDEX FUND
                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Dow Jones Islamic Index Fund:

We have audited the accompanying statement of assets and liabilities of the Dow Jones Islamic Index Fund (the "Fund"), a series of Allied Asset Advisors Funds, including the schedule of investments, as of May 31, 2001, and the related statements of operations and changes in net assets and the financial highlights for the period June 29, 2000 (commencement of operations) through May 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2001, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dow Jones Islamic Index Fund as of May 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the period June 29, 2000 (commencement of operations) through May 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois
July 20, 2001

                               INVESTMENT ADVISOR
                                      AAA
                          Allied Asset Advisors, Inc.
                              Burr Ridge, Illinois

                                  DISTRIBUTOR
                         Rafferty Capital Markets, Inc.
                             White Plains, New York

                              INDEPENDENT AUDITORS
                             Deloitte & Touche LLP
                               Chicago, Illinois

                                 LEGAL COUNSEL
                       Vedder, Price, Kaufman, & Kammholz
                               Chicago, Illinois

                         ADMINISTRATOR, TRANSFER AGENT,
                              AND FUND ACCOUNTANT
                       Firstar Mutual Fund Services, LLC
                              Milwaukee, Wisconsin

                                   CUSTODIAN
                               Firstar Bank, N.A.
                                Cincinnati, Ohio

TO OBTAIN A PROSPECTUS, CALL THE FUND AT 1-877-417-6161 OR WRITE TO DOW JONES ISLAMIC INDEX FUND, C/O ALLIED ASSET ADVISORS, INC., 745 MCCLINTOCK DRIVE, SUITE 114, BURR RIDGE, IL 60521. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES. THE PRINCIPAL VALUE OF YOUR INVESTMENT WILL FLUCTUATE AND YOUR SHARES MAY BE WORTH LESS THAN YOUR ORIGINAL COST. RAFFERTY CAPITAL MARKETS, LLC IS THE DISTRIBUTOR FOR THE FUND.